Schedule of Warrant Derivative Liability (Details) - Warrants [member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,827	$ 472,899
Effect of change in functional currency		(309,006)
Exercise of warrants		(822,950)
Change in fair value of derivative	(3,840)	686,504
Foreign exchange difference		(22,620)
End of the period	$ 987	$ 4,827